Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Valens Semiconductor Ltd.
Entity Central Index Key	0001863006
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Address, Country	IL
Entity File Number	001-40842
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	8 Hanagar St. POB 7152
Entity Address, City or Town	Hod Hasharon
Entity Address, Postal Zip Code	4501309
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	VLN
Security Exchange Name	NYSE
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	98,128,655
Document Registration Statement	false
Auditor Name	KESSELMAN & KESSELMAN C.P.A.S
Auditor Firm ID	1309
Auditor Location	Tel-Aviv, Israel
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	IL
Entity Address, Address Line One	8 Hanagar St. POB 7152
Entity Address, City or Town	Hod Hasharon
Entity Address, Postal Zip Code	4501309
City Area Code	972
Local Phone Number	762-6900
Contact Personnel Name	Dror Heldenberg
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	VLNW
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	18,160,000